STEIN ROE
ASIA PACIFIC FUND


SEMIANNUAL REPORT
Mar. 31, 1999



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                             STEIN ROE MUTUAL FUNDS
                         ------------------------------
                   Sensible Risk. Intelligent Investments(R)

FROM THE PRESIDENT
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS
We are pleased to present the inaugural semiannual report for Stein Roe Asia Pacific Fund, which began operations on Oct. 19, 1998. Our initial results as shown below are encouraging, and the region appears to be showing signs of economic recovery.

CUMULATIVE TOTAL RETURN  -- LIFE OF FUND*
Stein Roe Asia Pacific Fund.............................15.40%
MSCI Pacific Index......................................19.65%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The ability to purchase shares of the Fund is limited. An expense limit was in effect for the period shown. Returns would have been lower without the limit. The MSCI Pacific Index is an unmanaged group of stocks in Asian countries and is not available for direct investment. Index returns are for the period from 10/31/98 to 3/31/99.

As of March 31, the Fund's country weightings were: Hong Kong 42%, Japan 30%, Singapore 15%, Australia 4%, South Korea and the Philippines 1% each, with the remaining 7% in cash and equivalents.
     Last month, the Fund's portfolio management team at Newport Fund Management, Inc. traveled to Asia, they found that Pacific Rim investors appear willing to take sensible risks for the first time since the Thai Baht was devaluated in July 1997. Of course, as with all foreign investments, particularly emerging market investments, investing in Asia involves market, political, accounting and currency risks not generally associated with U.S. securities.
     The Pacific Rim's stock markets turned in strong returns for the first quarter of calendar year 1999. A gradual turnaround in Japan's stock market began to occur last fall and appeared to accelerate through March 31. The Bank of Japan cut interest rates in February, sending a strong signal that Japan's central bank may have shifted to a policy of aggressive monetary stimulus.
     On the corporate front in Japan, Sony (1.6% of total net assets) announced a company-wide restructuring that included closing down unprofitable businesses and laying off workers. This is considered a first among Japan's blue chip companies and a positive change in strategic thinking. We think these changes along with previously announced bank recapitalization plans and tax cuts are signs that Japan's economy could turn in 1999.
     Elsewhere in Asia, equity markets were also strong between October and March. Low interest rates and large trade surpluses have provided a back drop of strong liquidity for financial markets. In Hong Kong, interest rates, a measure of risk, have fallen. Property prices have rebounded 5-10% above their lows and sales of new property have been brisk. Hong Kong's largest companies have been flexing their fiscal muscle with Hong Kong Bank snapping up Seoul Bank in Korea and the conglomerate Hutchison (2.2% of total net assets) buying ports in Indonesia and Amsterdam.
     While many economists focus on China's difficulties such as slowing exports and rising unemployment, economic progress and restructuring continues. China has attempted to improve its financial system by closing several bankrupt International Trust and Investment Corps (ITICs) and forming an asset management company like the U.S.' former Resolution Trust Corp. An example of private enterprise in China is the Haidian district in Beijing, where there are more than 300 high tech companies. Intel and Microsoft have set up their R&D centers for Asia in Haidian. Our research shows that China is now the world's largest buyer of cellular telephone equipment and sixth largest for personal computers. Taiwan, one of the largest manufacturers of computers and computer-related equipment in the world has moved 30% of its manufacturing to the mainland.
     We think the balance of fiscal 1999 is shaping up to be a recovery period for Asian economies with positive growth expected out of most of Asia excluding Japan. If Japan can stabilize, we believe this would be a catalyst for the region's growth. Investment risks include an economic slowdown in the U.S., another false start in Japan, and/or a slowdown in Japan's restructuring process. However, overall, we think Asia's improving economic fundamentals, a growing will to restructure, and its apparent return to a more normal growth trend, are encouraging.

Sincerely,


/s/ Thomas W. Butch

Thomas W. Butch
President, Stein Roe Mutual Funds

* A Fund's performance, especially for short time periods, should not be the sole factor in your investment decision.


1
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STEIN ROE ASIA PACIFIC FUND
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PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999
(Dollar amounts in thousands)
(Unaudited)


                                                          Number          Market
COMMON STOCKS (92.8%)                                  of Shares           Value
--------------------------------------------------------------------------------

AUSTRALIA (4.0%)
Austrim Limited.....................................      27,000          $   54
Tyndall Australia Limited...........................      35,000              61
                                                                          ------
                                                                             115
                                                                          ------
HONG KONG (41.6%)
Axa China Region Limited............................      72,000              51
Cheung Kong Holdings................................      15,000             114
China Resources Enterprises.........................      46,000              67
China Telecom (a)...................................      70,000             117
Citic Pacific ......................................      30,000              63
CLP Holdings........................................       7,500              36
Dah Sing Financial..................................      30,000              74
Glorios Sun Enterprises.............................     136,000              17
Guangshen Railway Limited-H.........................     154,800              18
Hang Seng Bank Limited..............................      12,200             112
Hong Kong and China Gas (a).........................      88,000             124
HSBC Holdings.......................................       4,000             127
Hutchinson Whampoa Limited..........................       8,000              63
Johnson Electric....................................      12,000              34
Li & Fung Limited...................................      30,000              64
Sun Hung Kai Properties Limited.....................      13,000              97
Zhejiang Expressway H...............................     126,000              22
                                                                          ------
                                                                           1,200
                                                                          ------
JAPAN (30.1%)
Acom Limited........................................         400              28
Aeon Credit Service Limited.........................         200              14
Aiful Corporation...................................         480              33
Bellsystem 24 ......................................         100              34
Canon...............................................       1,000              25
Diamond Computer Services...........................       1,000              20
Don Quijote Limited.................................         100              22
Fujimi Film.........................................         400              17
Ito En Limited......................................         600              30
Kirin Brewery Limited...............................       3,000              35
Matsushita Communication ...........................       1,000              67
Mercian.............................................       4,000              16
Minebea Limited.....................................       2,000              21
Nidec...............................................         400              49
Nippon Telegraph & Telephone .......................           3              29
Nissin Foods Product................................       1,000              22
NTT Data Communication Systems......................           4              31
Orix................................................         300              22
Park 24 Limited (a).................................       1,000              27
People Limited (a)..................................         330              13
Ryohin Keikaku Limited..............................         200              32
Shohkoh Fund........................................         100              50
Softbank............................................         300              34
Sony................................................         500              46
Takeda Chemical.....................................       1,000              39
Takefuji ...........................................         300              23
Terumo..............................................       1,000              20
Union Tool..........................................         500              38
Yamada Denki........................................       1,000              33
                                                                          ------
                                                                             870
                                                                          ------


                                                                               2
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STEIN ROE ASIA PACIFIC FUND CONTINUED
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                                                          Number          Market
                                                       of Shares           Value
--------------------------------------------------------------------------------

PHILIPPINES (1.1%)
SM Prime Holdings...................................     148,000          $   31
                                                                          ------

SINGAPORE (15.0%)
City Developments...................................      16,000              84
Development Bank Singapore..........................      12,000              91
Oversea-Chinese Banking.............................      16,000             109
Singapore Press.....................................       5,800              64
Singapore Tech Engineering..........................      40,000              36
United Overseas Bank................................       8,000              50
                                                                          ------
                                                                             434
                                                                          ------

SOUTH KOREA (1.0%)
Korea Electric Power ADR (a)........................       2,200              28
                                                                          ------

SHORT-TERM OBLIGATION (4.3%)
Associates Corp of North America 5.00% 4/1/99.......     125,000             125
                                                                          ------

TOTAL INVESTMENTS (97.1%)
   (Cost $2,443) (b)................................                       2,803

OTHER ASSETS, LESS LIABILITIES (2.9%)...............                          82
                                                                          ------

TOTAL NET ASSETS (100.0%)...........................                      $2,885
                                                                          ======


--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a)  Non-income producing security.
(b) At March 31, 1999, the cost of investments for federal income tax purposes was the same. Net unrealized appreciation was $360, consisting of gross unrealized appreciation of $429 and gross unrealized depreciation of $69.

                     Acronym                       Name
                     --------                      -----
                       ADR              American Depositary Receipt

See accompanying Notes to Financial Statements.



3
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Stein Roe Asia Pacific Fund
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Statements of Assets and Liabilities
March 31, 1999

(All amounts in thousands, except per-share data)
(Unaudited)


ASSETS
Investments, at market value (cost $2,443).....................................           $ 2,803
Cash...........................................................................               111
Dividends receivable...........................................................                10
Receivable for investments sold................................................                 2
                                                                                        ---------
   Total assets.................................................................            2,926
                                                                                        ---------

LIABILITIES
Payable for investments purchased...............................................               21
Payable to investment adviser...................................................                2
Other liabilities...............................................................               18
                                                                                        ---------
   Total liabilities............................................................               41
                                                                                        ---------

    NET ASSETS..................................................................          $ 2,885
                                                                                        =========

ANALYSIS OF NET ASSETS
Paid-in capital.................................................................          $ 2,500
Accumulated net realized gain on investments....................................               25
Net unrealized appreciation on investments and foreign currency translations....              360
                                                                                        ---------
   Net assets...................................................................          $ 2,885
                                                                                        =========

SHARES OUTSTANDING (UNLIMITED NUMBER AUTHORIZED)................................              250
                                                                                        =========

NET ASSET VALUE PER SHARE.......................................................          $ 11.54
                                                                                        =========

See accompanying Notes to Financial Statements.

STEIN ROE ASIA PACIFIC FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 1999*

(ALL AMOUNTS IN THOUSANDS)
(Unaudited)


INVESTMENT INCOME
Dividend income...........................................................................           $   15
Interest..................................................................................                9
                                                                                                  ---------
                                                                                                         24
                                                                                                  ---------
Foreign taxes withheld ...................................................................               (1)
                                                                                                  ---------
   Total investment income................................................................               23

EXPENSES
Management fees...........................................................................               10
Accounting fees...........................................................................               10
Organization costs........................................................................                6
Audit and legal fees......................................................................                4
Transfer agent fees.......................................................................                4
Administrative fees.......................................................................                2
Custodian fees............................................................................                1
Trustees' fees............................................................................                1
Other.....................................................................................                7
                                                                                                  ---------
   Total expenses.........................................................................               45
    Reimbursement of expenses by investment adviser.......................................              (22)
                                                                                                  ---------
      Net expenses........................................................................               23
                                                                                                  ---------
   Net investment income..................................................................               --
                                                                                                  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments..........................................................               31
Net realized loss on foreign currency transactions .......................................               (6)
                                                                                                  ---------
                                                                                                         25

Net change in unrealized appreciation on investments and foreign currency translations....              360
                                                                                                  ---------
   Net gain on investments................................................................              385
                                                                                                  ---------
   Net Increase in Net Assets Resulting from Operations...................................           $  385
                                                                                                  =========




* From commencement of operations on October 19, 1999.

See accompanying Notes to Financial Statements





5
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STEIN ROE ASIA PACIFIC FUND
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STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1999

(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                                    1999 *
                                                                                                  ---------
OPERATIONS
Net investment income.....................................................................        $      --
Net realized gain on investments and foreign currency transactions........................               25
Net change in unrealized appreciation on investments and foreign currency translations....              360
                                                                                                  ---------
   Net increase in net assets resulting from operations...................................              385
                                                                                                  ---------

SHARE TRANSACTIONS
Subscriptions to fund shares..............................................................            2,500
Value of distributions reinvested.........................................................               --
Redemptions of fund shares................................................................               --
                                                                                                  ---------
   Net increase from share transactions...................................................            2,500
                                                                                                  ---------
   Net increase in net assets.............................................................            2,885

TOTAL NET ASSETS
Beginning of period.......................................................................               --
                                                                                                  ---------
End of period.............................................................................          $ 2,885
                                                                                                  ---------

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME..................................................................        $      --
                                                                                                  =========

ANALYSIS OF CHANGES IN SHARES
   OF BENEFICIAL INTEREST
Subscriptions to fund shares .............................................................              250
Issued in reinvestment of distributions...................................................               --
Redemptions of fund shares...............................................................                --
                                                                                                  ---------
   Net increase in fund shares............................................................              250
Shares outstanding at beginning of period.................................................               --
                                                                                                  ---------
Shares outstanding at end of period.......................................................              250
                                                                                                  =========


See accompanying Notes to Financial Statements.

* From commencement of operations on October 19, 1998.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(ALL AMOUNTS, EXCEPT PER-SHARE AMOUNTS, IN THOUSANDS)
(Unaudited)


NOTE 1. ORGANIZATION
Stein Roe Asia Pacific Fund (the "Fund") is a series of Stein Roe Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund seeks growth of capital by investing primarily in the common stocks and equity-related securities of medium to large capitalization growth companies located in Asia and the Pacific Basin.
The Fund commenced operations on October 19, 1998.

--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
     The books and records of the Fund are maintained in U.S. dollars.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

SECURITY VALUATIONS
All securities are valued as of March
31, 1999. Securities are valued at, depending on the security involved, the last reported sales price, last bid or asked price, or the mean between the last bid and asked prices as of the close of the appropriate exchange or other designated time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

CURRENCY TRANSLATIONS
For purposes of valuation, assets and liabilities are translated into U.S. dollars using that day's currency exchange rates that represent the midpoint between the bid and asked rates. Purchases and sales of securities are translated into U.S. dollars using the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

FORWARD CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts under which the Fund is obligated to exchange currencies at specified rates on specified future dates. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values. The Fund did not have any open contracts at March 31, 1999.

OTHER
Corporate actions are recorded on ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law.
     The Fund intends to utilize provisions of federal income tax law, which allows for carrying a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At March 31, 1999 the Fund had no capital loss carryforwards.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund annually declares and pays dividends of any net investment income and net realized capital gains, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently from generally accepted

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
accounting principles. Distributions in excess of tax-basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.
     Reclassifications in the Fund's accompanying analysis of net assets can be made in 1999 in order to reflect differences between financial reporting and income tax results. The differences are primarily related to treatment of investments in passive foreign investment companies and foreign currency gains and losses.

--------------------------------------------------------------------------------


NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
The Fund pays monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment adviser and administrator. Newport Fund Management, Inc. has been engaged as sub-adviser to provide investment advisory services to the Fund, subject to overall management by the Adviser. The management fees for the Fund are computed at an annual rate of .95 percent of average daily net assets, respectively. The administrative fees for the Fund are computed at an annual rate of .15 percent of average daily net assets.
     The Adviser also provides fund accounting services. For the period ended March 31, 1999, the Fund incurred charges of $10.
     The Adviser has agreed, until further notice, to reimburse the Fund to the extent that its annual expenses, excluding certain expenses, exceed 2.00 percent of average daily net assets.
     Transfer agent fees are paid to Stein Roe Services, Inc. ("SSI"), a direct, wholly-owned subsidiary of Liberty. SSI has entered into an agreement with Liberty Funds Services, Inc., an indirect, wholly-owned subsidiary of Liberty, to act as subtransfer agent for the Fund.
     Certain officers and trustees of the Trust are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for the Fund for the period ended March 31, 1999 was $8. No remuneration was paid to any other trustee or officer of the Trust.

--------------------------------------------------------------------------------


NOTE 4. SHORT-TERM DEBT
To facilitate portfolio liquidity, the Fund maintains borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings during the period ended March 31, 1999.

--------------------------------------------------------------------------------


NOTE 5. INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the period ended March 31, 1999 was $4,310 and $376, respectively.

STEIN ROE ASIA PACIFIC FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.

                                                               PERIOD ENDED
                                                             MARCH 31,1999*
                                                                (UNAUDITED)
                                                             --------------
NET ASSET VALUE, BEGINNING OF PERIOD......................          $ 10.00
                                                             --------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income..................................               --
   Net realized and unrealized gains on investments.......             1.54
                                                             --------------
      Total from investment operations....................             1.54
                                                             --------------
NET ASSET VALUE, END OF PERIOD............................          $ 11.54
                                                             --------------
Ratio of net expenses to average net assets (a)                        2.00%(b)
Ratio of net investment income to average net assets (c)..            (0.01)%(b)
Portfolio turnover rate...................................               14%
Total return (c)..........................................            15.40%
Net assets, end of period (000's).........................          $ 2,885


* From commencement of operations on October 19, 1998.

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 3.74 percent for the period ended March 31, 1999.
(b)  Annualized.
(c) Computed giving effect to investment adviser's expense limitation undertaking.

STEIN ROE ASIA PACIFIC FUND
--------------------------------------------------------------------------------
TRUSTEES
John A. Bacon Jr.
PRIVATE INVESTOR
William W. Boyd
CHAIRMAN AND DIRECTOR, STERLING PLUMBING
  GROUP INC.
Lindsay Cook
SENIOR VICE PRESIDENT, LIBERTY FINANCIAL
  COMPANIES, INC.
Douglas A. Hacker
SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER,
  UNITED AIRLINES
Janet Langford Kelly
SENIOR VICE PRESIDENT, SECRETARY AND GENERAL
  COUNSEL, SARA LEE CORPORATION
Charles R. Nelson
VAN VOORHIS PROFESSOR OF POLITICAL ECONOMY,
  UNIVERSITY OF WASHINGTON
Thomas C. Theobald
MANAGING PARTNER, WILLIAM BLAIR CAPITAL PARTNERS


OFFICERS
Thomas W. Butch, PRESIDENT
William D. Andrews, EXECUTIVE VICE PRESIDENT
Loren A. Hansen, EXECUTIVE VICE PRESIDENT
Gary A. Anetsberger, SENIOR VICE PRESIDENT,
  CHIEF FINANCIAL OFFICER
David P. Brady, VICE PRESIDENT
Daniel K. Cantor, VICE PRESIDENT
Kevin M. Carome, VICE PRESIDENT, ASSISTANT SECRETARY
J. Kevin Connaughton, VICE PRESIDENT
William M. Garrison, VICE PRESIDENT
Erik P. Gustafson, VICE PRESIDENT
James P. Haynie, VICE PRESIDENT
Harvey B. Hirschhorn, VICE PRESIDENT
Timothy Jacoby, VICE PRESIDENT
Gail D. Knudsen, VICE PRESIDENT
Eric S. Maddix, VICE PRESIDENT
Lynn C. Maddox, VICE PRESIDENT
Arthur J. McQueen, VICE PRESIDENT
Nicolette D. Parrish, VICE PRESIDENT, ASSISTANT SECRETARY
Gita R. Rao, VICE PRESIDENT
Michael E. Rega, VICE PRESIDENT
Steven M. Salopek, VICE PRESIDENT
M. Gerard Sandel, VICE PRESIDENT
Gloria J. Santella, VICE PRESIDENT
Sharlene A. Thomas, VICE PRESIDENT
Heidi J. Walter, VICE PRESIDENT, SECRETARY
Scott E. Volk, TREASURER


AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
INVESTMENT ADVISOR
Newport Fund Management, Inc.
SUBADVISOR
State Street Bank and Trust Company
CUSTODIAN
SteinRoe Services Inc.
TRANSFER AGENT
Bell, Boyd & Lloyd
LEGAL COUNSEL TO THE FUND
Ernst & Young LLP
INDEPENDENT AUDITORS

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
     Cash Reserves Fund
     Municipal Money Market Fund
     Intermediate Municipals Fund
     Managed Municipals Fund
     High-Yield Municipals Fund
     Floating Rate Income Fund
     Intermediate Bond Fund
     Income Fund
     High Yield Fund


EQUITY FUNDS
     Balanced Fund
     Growth & Income Fund
     Disciplined Stock Fund*
     Growth Stock Fund
     Growth Investor Fund
     Young Investor Fund
     Growth Opportunities Fund
     Large Company Focus Fund
     Midcap Growth Fund**
     Special Venture Fund
     Capital Opportunities Fund
     International Fund
     Small Company Growth Fund

 *Formerly Special Fund
**Formerly Growth Opportunities Funds


                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                      Financial Advisors call: 800-322-0593
                         Shareholders call: 800-338-2550
                                www.steinroe.com

           In Chicago, visit our Fund Center at One South Wacker Drive


                         Liberty Funds Distributor, Inc.


                                   AP12A 5/99